SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of shares repurchased	$ 15,169	$ 7,902
Share-based compensation expense	7,382	5,374	5,383
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Ordinary shares reserved for future issuance	24,379,912				24,379,912
Shares available for future grant	76,963				76,963
In-the-money options outstanding	4,702,920				4,702,920
In-the-money options exercisable	1,265,300				1,265,300
Weighted-average grant-date fair value of options granted	$ 5.42	$ 5.02	$ 6.16
Total unrecognized compensation costs	10,643				10,643
Unrecognized compensation costs, period of recognition	1 year 6 months 11 days
Total fair value of vested options	6,841
Stock Option Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years 2 months 12 days
Stock Option Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	6 years
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	4,988				4,988
Unrecognized compensation costs, period of recognition	1 year 10 months 13 days
Weighted average fair value at grant date of non-vested shares	$ 16.98
2010 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,000,000				2,000,000
Shares available for future grant	1,744,440				1,744,440
ESPP, purchase price as a percentage of market price				90.00%
Maximum employee contribution as a percentage of net income				10.00%
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee share option plan, optioon purchase price as a percentage of market price	90.00%
February 2010 Addendum [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	1,000,000				1,000,000
Shares available for future grant	763,306				763,306
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount						40,000
Number of shares repurchased					887,855
Amount of shares repurchased					$ 15,169